Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income (Loss)
Revenues	$ 42,283,670	$ 49,230,570	$ 29,561,399
Cost of revenues	37,807,297	43,253,070	21,532,319
Gross Profit	4,476,373	5,977,500	8,029,080
Operating expenses
Selling expenses	977,201	319,946	320,479
General and administrative expenses	955,210	4,655,382	4,971,804
Impairment of goodwill and intangible asset	11,998,606	9,584,000	0
Research and development expenses	890,316	327,260	386,628
Total operating expenses	14,821,333	14,886,588	5,678,911
Income (loss) from operations	(10,344,960)	(8,909,088)	2,350,169
Other income (expenses)
Interest income	50,732	53,060	56,894
Interest expense	(300,125)	(443,262)	(626,343)
Other (loss) income, net	(39,530)	3,669	247,069
Total other expenses	(288,923)	(386,533)	(322,380)
(Loss) income before income tax expense (credit)	(10,633,883)	(9,295,621)	2,027,789
Income tax expense (credit)	(611,655)	363,662	1,031,158
Net (loss) income from continuing operations	(10,022,228)	(9,659,283)	996,631
Discontinued operation:
Income from discontinued operations, net of tax	0	270,479	83,367
Loss from disposal of discontinued operations		(569,891)	0
Net (loss) income from discontinued operations	0	(299,412)	83,367
Net (loss) income	(10,022,228)	(9,958,695)	1,079,998
Less: net loss attributable to noncontrolling interest from continuing operations	(3,501,808)	(3,601,728)	(896,769)
Net (loss) income attributable to common stockholders of Tantech Holdings Ltd	(6,520,420)	(6,356,967)	1,976,767
Net (loss) income	(10,022,228)	(9,958,695)	1,079,998
Other comprehensive income (loss):
Foreign currency translation adjustment	5,892,311	(5,494,731)	(949,689)
Comprehensive (loss) income	(4,129,917)	(15,453,426)	130,309
Less: Comprehensive loss attributable to noncontrolling interest	(3,707,370)	(3,571,880)	(881,364)
Comprehensive income (loss) attributable to common stockholders of Tantech Holdings Ltd	$ (422,547)	$ (11,881,546)	$ 1,011,673
Continuing operations	$ (0.22)	$ (0.21)	$ 0.07
Discontinued operations	0.00	(0.01)	0.00
Total	$ (0.22)	$ (0.22)	$ 0.07
Weighted Average Shares Outstanding - Basic and Diluted, Continuing operations and discontinued operations	29,566,243	28,853,242	28,745,571